SCHEDULE OF ELEMENTS OF BUSINESS COMBINATION (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Reverse Recapitalization
Cash proceeds from GPAC II, net of redemptions		$ 1,564,086
Cash proceeds from PIPE financing		10,075,002
Less: Cash payment of assumed liabilities of GPAC II		(921,493)
Less: Settlement of sponsor promissory notes		(1,562,834)
Net cash proceeds upon closing of the Business Combination and PIPE financing		9,154,761
Less: Non-cash net liabilities assumed from GPAC II		(14,638,215)
Net charge to additional paid-in-capital as a result of the Business Combination reported in stockholder’s (deficit)		$ (5,483,454)